Net Defined Benefit Liabilities - Summary of Significant Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Actuarial Assumptions [Line Items]
Description Of Actuarial Assumption Of Mortality Rates	Mortality assumptions are based on the experience-based mortality table issued by Korea Insurance Development Institute in 2019.
Bottom of range
Disclosure Of Actuarial Assumptions [Line Items]
Discount rate	3.80%	4.90%
Salary increase rate	0.00%	0.00%
Turnover rate	0.00%	0.00%
Top of range
Disclosure Of Actuarial Assumptions [Line Items]
Discount rate	4.40%	5.20%
Salary increase rate	7.00%	7.00%
Turnover rate	38.60%	38.60%